Submission	Aug. 26, 2026
Submission [Line Items]
Central Index Key	0001930021
Registrant Name	New Horizon Aircraft Ltd.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES